Earnings Per Share - Schedule of Weighted Average Number of Shares Outstanding Excluded from the Computation of Diluted Earnings Per Share (Details) - shares shares in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted earnings (in shares)	2.7	5.5	2.9	5.4
Performance awards | Antidilutive or Performance Condition not met
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted earnings (in shares)							2.9
Performance restricted stock units | Antidilutive or Performance Condition not met
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted earnings (in shares)	0.7		0.6			0.4	0.8
Restricted stock units | Antidilutive or Performance Condition not met
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted earnings (in shares)	2.0		1.0			1.0	0.4
Stock options | Antidilutive or Performance Condition not met
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted earnings (in shares)	0.8	0.8	0.8	0.8	0.8	0.8	0.3